Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Non-current provision
Statement [LineItems]
Summary of Provisions

Non-current provisions:

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2021	16,894	395,037	411,931
Provisions recognized	12,966	21,477	34,443
Payments	—	(3,068)	(3,068)
Unwinding of discount	—	37,727	37,727
Transfer to current provisions	(10,198)	—	(10,198)
Remeasurements	—	(375)	(375)
Effect of changes in exchange rates	—	145,337	145,337
Balance at 31 December 2021	19,662	596,135	615,797

34.  Provisions (continued)

Non-current provisions: (continued)

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2020	13,635	323,769	337,404
Provisions recognized	11,033	11,791	22,824
Payments	—	(3,951)	(3,951)
Unwinding of discount	—	21,521	21,521
Transfer to current provisions	(7,774)	—	(7,774)
Remeasurements	—	39,504	39,504
Effect of changes in exchange rates	—	2,403	2,403
Balance at 31 December 2020	16,894	395,037	411,931

Current provision
Statement [LineItems]
Summary of Provisions

Current provisions:

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2021	253,633	376,655	630,288
Provisions recognized	221,453	659,066	880,519
Payments	(420,663)	(567,025)	(987,688)
Transfers from non-current provisions	10,198	—	10,198
Effect of changes in exchange rates	2,400	37,945	40,345
Balance at 31 December 2021	67,021	506,641	573,662

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2020	17,840	324,972	342,812
Provisions recognized	232,879	590,187	823,066
Payments	(6,109)	(537,598)	(543,707)
Transfers from non-current provisions	7,774	—	7,774
Effect of changes in exchange rates	1,249	(906)	343
Balance at 31 December 2020	253,633	376,655	630,288
(*)	Includes share-based payment (Note 31).

(**)  Refer to Note 39.